Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current trade receivables	$ 135,230	$ 387,266
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	132,257	383,968
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	783	1,224
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	311	492
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 1,879	$ 1,582